Borrowings (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings
Schedule of Total borrowings

	2023	2022
	€m	€m
Non-current borrowings
Bonds	39,512	46,156
Bank loans	487	629
Lease liabilities (note 20)	10,318	9,810
Other borrowings[1]	1,352	1,536
	51,669	58,131
Current borrowings
Bonds	4,604	1,875
Bank loans	308	688
Lease liabilities (note 20)	3,046	2,729
Collateral liabilities	4,886	2,914
Bank borrowings secured against Indian assets	1,485	1,382
Other borrowings[1]	392	2,373
	14,721	11,961
Borrowings	66,390	70,092

Note:

1	Includes €1,140 million (2022: €1,273 million) and €196 million (2022: €2,165 million) of licence and spectrum fees payable in non-current and current borrowings respectively.